OTHER EXPENSE (INCOME)	6 Months Ended
Jun. 30, 2020
Other Operating Income (Expense) [Abstract]
OTHER EXPENSE (INCOME)	OTHER EXPENSE
A)    Other Expense (Income)

	For the three months ended June 30		For the six months ended June 30
	2020	2019	2020	2019
Other expense:
Bank charges	$5	$3	$9	$8
Bulyanhulu reduced operations program cost[1]	7	6	14	12
Litigation	6	9	9	19
Miscellaneous write-offs	—	—	1	2
Covid-19 donations	18	—	18	—
Porgera care and maintenance costs	27	—	27	—
Acacia - other	—	4	—	5
Other	20	—	29	8
Total other expense	$83	$22	$107	$54
Other income:
Loss (gain) on sale of long-lived assets	$8	($12)	($52)	($12)
Gain on non-hedge derivatives	(12)	—	(5)	(1)
Other	(6)	(3)	(12)	(8)
Total other income	($10)	($15)	($69)	($21)
Total	$73	$7	$38	$33
[1]Primarily relates to care and maintenance costs.

B)    Impairment (Reversals) Charges

	For the three months ended June 30		For the six months ended June 30
	2020	2019	2020	2019
Impairment (reversals) of non-current assets[1]	$11	$12	($325)	$15
Impairment of intangibles	12	—	12	—
Total	$23	$12	($313)	$15
[1]Refer to note 13 for further details.